Intangible Assets/Liabilities - Charter Agreements - Schedule of Intangible Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Opening balance	$ 5,400	$ 700
Additions through the Poseidon Transaction		5,404
Amortization in the year	(3,933)	(704)
Closing balance	$ 1,467	$ 5,400